Related Party Transactions (Details) - Schedule of Due to Related Parties - Related Party [Member] - USD ($)	Mar. 31, 2024	Mar. 31, 2023
Schedule of Due to Related Parties [Line Items]
Total due to related parties	$ 42,943	$ 297,559
Mr. Mei Kanayama [Member]
Schedule of Due to Related Parties [Line Items]
Total due to related parties	29,716	63,916
Seihinkokusai [Member]
Schedule of Due to Related Parties [Line Items]
Total due to related parties	$ 13,227	$ 233,643